Intangibles (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Intangible Assets, Gross (Excluding Goodwill)	$ 21,010
Accumulated amortization	(1,454)
Intangible Assets, Net (Excluding Goodwill)	19,556
Goodwill	11,861
Total	31,417
Predecessor [Member]
Intangible Assets, Gross (Excluding Goodwill)		$ 0
Intangible Assets, Net (Excluding Goodwill)		0
Goodwill		0
Total		0
Customer Relationships [Member]
Finite-Lived Intangible Assets, Gross	5,200
Customer Relationships [Member] | Predecessor [Member]
Finite-Lived Intangible Assets, Gross		0
BackLog - Construction [Member]
Finite-Lived Intangible Assets, Gross	920
BackLog - Construction [Member] | Predecessor [Member]
Finite-Lived Intangible Assets, Gross		0
BackLog - Service [Member]
Finite-Lived Intangible Assets, Gross	4,930
BackLog - Service [Member] | Predecessor [Member]
Finite-Lived Intangible Assets, Gross		0
Trade Names [Member]
Trade name	$ 9,960
Trade Names [Member] | Predecessor [Member]
Trade name		$ 0